Share-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 69	$ 1,985	$ 1,134	$ 8,555
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	0	1,172	1,073	5,250
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 69	$ 813	$ 61	$ 3,305